Subsequent Events - Additional Information (Detail) m³ in Thousands, R$ in Thousands	Apr. 09, 2021 BRL (R$) m³	Mar. 26, 2021 BRL (R$)	Mar. 19, 2021 BRL (R$)	Feb. 24, 2021 shares	Dec. 31, 2020 BRL (R$) shares	Aug. 12, 2020 shares	Feb. 19, 2020 shares
Disclosure of non-adjusting events after reporting period [line items]
Rights outstanding | shares				70,939		86,978	2,108,542
Debentures					R$ 6,544,116
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares							1,115,076,651
Rights outstanding | shares				70,939	2,195,520
Issuance of debentures [member] | Tequimar Vila do Conde [member] | Debentures, nonconvertible into shares, maturing on March 15, 2028 [member] | Debentures first issue [member]
Disclosure of non-adjusting events after reporting period [line items]
Debentures			R$ 360,000
Final maturity			March 15, 2028
Floating interest rates in dollar change in foreign loan			IPCA plus 4.04%
Borrowings, interest rate basis			111.4% of DI
Issuance of debentures [member] | Tequimar Vila do Conde [member] | Debentures, nonconvertible into shares, maturing on March 15, 2028 [member] | Debentures second issue [member]
Disclosure of non-adjusting events after reporting period [line items]
Debentures		R$ 100,000
Final maturity		March 15, 2028
Floating interest rates in dollar change in foreign loan		IPCA plus 4.37%
Borrowings, interest rate basis		111.4% of DI
Port concessions [ember] | Ultracargo [member]
Disclosure of non-adjusting events after reporting period [line items]
Estimated investments	R$ 310,000
Estimated investments, disbursement period	6 years
Port concessions [ember] | Ultracargo [member] | Bottom of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Minimum port storage capacity | m³	79
Term of concession	20 years